Other financial Liabilities - Derivative financial instruments (Details) € in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 30, 2019	May 12, 2017 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	May 12, 2017 EUR (€)
Cross currency swap
Other financial liabilities
Nominal Amount		$ 192,500		$ 42,500			€ 176,638
Market value				0	$ 9,600
Cash receipts from swap			$ 3,608
Foreign Currency Swaps
Interest receivable (as a percent)		9.375%
Fixed Interest Rate		8.062%					8.062%
Income (Expense) recorded in financial derivative loss				$ 3,164	2,736
Cash flow hedges | Cross currency swap
Foreign Currency Swaps
Percentage of derivative designated as a hedge				77.00%
Gain on change in fair value of hedged item used as basis for recognising hedge ineffectiveness				$ 11,161
Balance of CCS remained in the valuation adjustment reserve				(2,226)
Cash flow hedges | Cross currency swap | Finance costs.
Foreign Currency Swaps
Gain transferred from valuation adjustment reserve to income statement				429	1,639
Cash flow hedges | Cross currency swap | Exchange differences
Foreign Currency Swaps
Gain transferred from valuation adjustment reserve to income statement				5,090	2,874
Derivatives designated as hedging instruments | Cash flow hedges | Cross currency swap
Foreign Currency Swaps
Gain recognized in other comprehensive income				11,161	9,663
Derivatives not designated as hedging instruments | Cash flow hedges | Cross currency swap
Foreign Currency Swaps
Gain (loss) recognised in profit or loss				3,168	$ 2,729
Senior Notes due 2022 issued by Ferroglobe PLC | Cash flow hedges | Cross currency swap
Other financial liabilities
Nominal Amount				$ 150,000
Ferroatlantica, S.A.U.
Foreign Currency Swaps
Percentage of interest in subsidiary sold	100.00%					100.00%